Fair Value Measurements - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, Fair Value	[1]	$ 2,746	$ 2,702
Long-term Debt		2,600	2,600
Energy Related Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Energy derivative assets		59	38
Energy derivative liabilities		236	215
Level 1 | Energy Related Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Energy derivative assets		0	0
Energy derivative liabilities		0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, Fair Value	[1]	2,746	2,702
Level 2 | Energy Related Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Energy derivative assets		59	38
Energy derivative liabilities		236	215
Level 3 | Energy Related Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Energy derivative assets		0	0
Energy derivative liabilities		$ 0	$ 0

[1]	The carrying value of total debt, excluding capital leases and debt issuance costs, was $2,600 million as of December 31, 2017 and 2016.